Subsequent events (Narrative) (Details)	12 Months Ended
	Dec. 31, 2025 CAD ($) Share $ / shares shares	Dec. 31, 2024 CAD ($) Share shares	Dec. 31, 2023 CAD ($) Share shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued on partial settlement of joint venture settlement obligation		$ 1,538,461
Number of options exercised | Share	0	463,000	238,500
Proceeds from exercise of options	$ 0	$ 484,300	$ 379,500
Number of warrants exercised | shares	0	631,000	5,000
Proceeds from exercise of warrants	$ 0	$ 427,050	$ 7,500
Subsequent events [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued on partial settlement of joint venture settlement obligation (shares) | shares	1,250,000
Shares issued on partial settlement of joint venture settlement obligation	$ 625,000
Number of units issued | shares	625,000
Units issued, price per unit | $ / shares	$ 0.4
Gross proceeds from units issued	$ 250,000
Exercise price of warrants granted | $ / shares	$ 0.5
Number of options exercised | Share	500,000
Proceeds from exercise of options	$ 250,000
Number of warrants exercised | shares	48,889
Proceeds from exercise of warrants	$ 26,889